Property and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation and amortization expense	$ 101	$ 108	$ 314	$ 332	$ 447	$ 391